                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments -- Schwab 1000 Index Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
              ----------------------------------------------------
           (Address of principal executive offices)         (Zip code)

                                 Evelyn Dilsaver
                   Schwab Investments -- Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2005 - July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS

SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

o   Non-income producing security

= All or a portion of this security is held as collateral for open futures contracts

/   Issuer is affiliated with the fund's adviser

>   Security is valued at fair value

@   All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
  99.7%  COMMON STOCK                                2,406,198        6,733,577
   0.1%  SHORT-TERM
         INVESTMENT                                      6,630            6,630
   0.0%  U.S. TREASURY
         OBLIGATIONS                                       767              767
--------------------------------------------------------------------------------
  99.8%  TOTAL INVESTMENTS                           2,413,595        6,740,974
  13.8%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            931,652          931,652
(13.6)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (919,564)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             6,753,062

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.7% of net assets

       AUTOMOBILES & COMPONENTS  0.6%
       -------------------------------------------------------------------------
       BorgWarner, Inc.    27,449                                          1,597
       Dana Corp.    74,776                                                1,175
     @ Delphi Corp.    276,125                                             1,463
     @ Ford Motor Co.    872,613                                           9,372
     @ General Motors Corp.    277,905                                    10,232
       Gentex Corp.    63,272                                              1,127
    @o Goodyear Tire & Rubber Co.    76,800                                1,337
     @ Harley-Davidson, Inc.    143,367                                    7,626
       Johnson Controls, Inc.    94,058                                    5,403
     @ Lear Corp.    27,360                                                1,170
       Thor Industries, Inc.    20,700                                       741
     o TRW Automotive Holdings Corp.    29,243                               779
                                                                     -----------
                                                                          42,022

       BANKS  7.1%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    175,037                                         4,885
       Associated Banc-Corp.    61,348                                     2,089
       Astoria Financial Corp.    56,950                                   1,591
   (8) Bank of America Corp.    1,997,367                                 87,085
       Bank of Hawaii Corp.    26,332                                      1,352
       BB&T Corp.    272,640                                              11,402
       BOK Financial Corp.    29,306                                       1,427
       Capitol Federal Financial    36,159                                 1,302
       Cathay General Bancorp., Inc.    22,056                               784
       City National Corp.    24,400                                       1,783
       The Colonial BancGroup, Inc.    66,884                              1,556
       Comerica, Inc.    84,728                                            5,177
     @ Commerce Bancorp, Inc. N.J.    78,000                               2,647
       Commerce Bancshares, Inc.    34,424                                 1,852
       Compass Bancshares, Inc.    61,012                                  2,941
       Countrywide Financial Corp.    279,280                             10,054
       Cullen/Frost Bankers, Inc.    25,600                                1,283
       Doral Financial Corp.    53,400                                       824
       East-West Bancorp, Inc.    21,198                                     731
     @ Fannie Mae    474,210                                              26,489
     @ Fifth Third Bancorp    290,030                                     12,500
       First Bancorp Puerto Rico    40,278                                   988
     @ First Horizon National Corp.    61,600                              2,513
       FirstMerit Corp.    42,473                                          1,202
       Freddie Mac    337,713                                             21,370
     @ Fremont General Corp.    28,597                                       699
       Fulton Financial Corp.    76,141                                    1,375
       Golden West Financial Corp.    150,713                              9,814
       Hibernia Corp., Class A    74,600                                   2,523
       Hudson City Bancorp, Inc.    286,540                                3,390
       Huntington Bancshares, Inc.    114,635                              2,859
       Independence Community Bank Corp.    41,300                         1,528
       IndyMac Bancorp, Inc.    30,095                                     1,312
       International Bancshares Corp.    31,740                              959
       KeyCorp, Inc.    201,514                                            6,900
       M&T Bank Corp.    57,929                                            6,286
       Marshall & Ilsley Corp.    110,189                                  5,060
       Mercantile Bankshares Corp.    39,607                               2,204
       MGIC Investment Corp.    49,100                                     3,367
       National City Corp.    329,279                                     12,154
     @ New York Community Bancorp, Inc.    124,682                         2,289
       North Fork Bancorp., Inc.    221,780                                6,075
       Peoples Bank-Bridgeport    70,396                                   2,205
       The PMI Group, Inc.    48,106                                       1,970

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ PNC Financial Services Group, Inc.    139,996                       7,675
       Popular, Inc.    131,113                                            3,383
       Radian Group, Inc.    46,000                                        2,373
     @ Regions Financial Corp.    224,397                                  7,549
       Sky Financial Group, Inc.    49,382                                 1,406
       The South Financial Group, Inc.    34,000                             985
       Sovereign Bancorp, Inc.    170,258                                  4,084
       SunTrust Banks, Inc.    177,900                                    12,937
       Synovus Financial Corp.    151,462                                  4,479
       TCF Financial Corp.    69,886                                       1,920
       U.S. Bancorp    915,765                                            27,528
       UCBH Holdings, Inc.    45,334                                         828
       UnionBanCal Corp.    73,965                                         5,277
       Valley National Bancorp    41,083                                     967
       W Holding Co., Inc.    73,624                                         787
       Wachovia Corp.    795,343                                          40,069
       Washington Federal, Inc.    42,651                                    992
     @ Washington Mutual, Inc.    432,243                                 18,362
       Webster Financial Corp.    24,223                                   1,168
       Wells Fargo & Co.    832,567                                       51,070
       WestCorp., Inc.    25,969                                           1,505
       Whitney Holding Corp.    30,678                                     1,016
       Wilmington Trust Corp.    33,237                                    1,247
     @ Zions Bancorp.    44,900                                            3,209
                                                                     -----------
                                                                         479,612

       CAPITAL GOODS  7.4%
       -------------------------------------------------------------------------
     @ 3M Co.    388,120                                                  29,109
     o Alleghany Corp.    3,720                                            1,139
    @o Alliant Techsystems, Inc.    18,518                                 1,352
       American Power Conversion Corp.    99,966                           2,810
       American Standard Cos., Inc.    107,204                             4,747
       Ametek, Inc.    34,154                                              1,407
       The Boeing Co.    411,604                                          27,170
       Briggs & Stratton Corp.    19,105                                     714
       Carlisle Cos., Inc.    13,710                                         903
       Caterpillar, Inc.    336,256                                       18,128
       Cooper Industries Ltd., Class A    45,700                           2,951
       Cummins, Inc.    21,783                                             1,861
     @ Danaher Corp.    152,720                                            8,468
     @ Deere & Co.    122,458                                              9,004
       Donaldson Co., Inc.    37,700                                       1,228
       Dover Corp.    99,237                                               4,095
       Eaton Corp.    74,965                                               4,898
       Emerson Electric Co.    208,759                                    13,736
     @ Fastenal Co.    31,300                                              2,055
       Fluor Corp.    41,079                                               2,621
       General Dynamics Corp.    99,312                                   11,440
  =(2) General Electric Co.    5,212,134                                 179,819
       Goodrich Corp.    59,092                                            2,614
       Graco, Inc.    34,694                                               1,326
       Harsco Corp.    20,300                                              1,223
       Honeywell International, Inc.    425,743                           16,723
     @ Hubbell, Inc., Class B    30,138                                    1,368
       Hughes Supply, Inc.    22,695                                         645
       IDEX Corp.    24,716                                                1,080
       Illinois Tool Works, Inc.    148,761                               12,741
       Ingersoll-Rand Co., Class A    85,522                               6,685
       ITT Industries, Inc.    45,609                                      4,853
     o Jacobs Engineering Group, Inc.    23,878                            1,406
       Joy Global, Inc.    37,600                                          1,544
     @ L-3 Communications Holdings, Inc.    56,067                         4,386
       Lockheed Martin Corp.    220,083                                   13,733
       Masco Corp.    220,293                                              7,470
       MSC Industrial Direct Co., Class A    34,392                        1,331
     o Navistar International Corp.    34,966                              1,194
     @ Northrop Grumman Corp.    177,732                                   9,855
       Oshkosh Truck Corp.    17,144                                       1,454
       Paccar, Inc.    85,914                                              6,205
       Pall Corp.    54,133                                                1,677
       Parker Hannifin Corp.    58,269                                     3,829
       Pentair, Inc.    49,400                                             1,984
       Precision Castparts Corp.    32,514                                 2,926
       Raytheon Co.    223,790                                             8,802
       Rockwell Automation, Inc.    92,549                                 4,767
       Rockwell Collins, Inc.    87,553                                    4,273
     @ Roper Industries, Inc.    20,699                                    1,589
       SPX Corp.    38,114                                                 1,863
       Teleflex, Inc.    20,146                                            1,336
    @o Terex Corp.    24,737                                               1,198
       Textron, Inc.    68,603                                             5,088
     o Thomas & Betts Corp.    29,529                                        997
       The Timken Co.    45,094                                            1,194
       Toro Co.    24,336                                                    979
       United Technologies Corp.    506,282                               25,669
       W.W. Grainger, Inc.    44,776                                       2,790
                                                                     -----------
                                                                         498,452

       COMMERCIAL SERVICES & SUPPLIES  1.3%
       -------------------------------------------------------------------------
       Adesa, Inc.    47,504                                               1,150
     o Allied Waste Industries, Inc.    126,243                            1,083
    @o Apollo Group, Inc., Class A    90,921                               6,833
       Aramark Corp., Class B    91,887                                    2,558
       Avery Dennison Corp.    48,415                                      2,744
       The Brink's Co.    25,615                                             926
     o Career Education Corp.    50,900                                    1,974
       Cendant Corp.    520,625                                           11,121
     o ChoicePoint, Inc.    44,386                                         1,935
     @ Cintas Corp.    84,210                                              3,733
     o Copart, Inc.    44,500                                              1,088
       Corporate Executive Board Co.    19,544                             1,577
       Deluxe Corp.    19,553                                                782

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Dun & Bradstreet Corp.    35,225                                    2,231
    @o Education Management Corp.    36,200                                1,258
       Equifax, Inc.    68,000                                             2,475
       H&R Block, Inc.    83,275                                           4,743
       Herman Miller, Inc.    35,500                                       1,134
       HNI Corp.    28,787                                                 1,674
     o ITT Educational Services, Inc.    22,600                            1,158
     o Laureate Education, Inc.    18,400                                    834
       Manpower, Inc.    44,325                                            2,119
     o Monster Worldwide, Inc.    56,300                                   1,710
       Pitney Bowes, Inc.    114,441                                       5,102
       R.R. Donnelley & Sons Co.    109,717                                3,955
       Republic Services, Inc.    75,300                                   2,730
       Robert Half International, Inc.    86,283                           2,924
       The ServiceMaster Co.    143,153                                    1,967
       Steelcase, Inc., Class A    74,242                                  1,087
     o Stericycle, Inc.    20,823                                          1,210
       Waste Management, Inc.    287,677                                   8,089
     o West Corp.    33,793                                                1,351
                                                                     -----------
                                                                          85,255

       CONSUMER DURABLES & APPAREL  1.7%
       -------------------------------------------------------------------------
     @ Beazer Homes USA, Inc.    20,298                                    1,328
     @ Black & Decker Corp.    39,871                                      3,601
       Brunswick Corp.    47,300                                           2,202
     @ Centex Corp.    60,900                                              4,505
     o Coach, Inc.    186,372                                              6,543
     o Columbia Sportswear Co.    15,204                                     773
       D.R. Horton, Inc.    153,697                                        6,314
     @ Eastman Kodak Co.    139,721                                        3,736
       Fortune Brands, Inc.    70,828                                      6,697
    @o Fossil, Inc.    23,000                                                547
       Harman International Industries, Inc.    32,997                     2,836
       Hasbro, Inc.    88,325                                              1,938
     o Hovnanian Enterprises, Inc., Class A    28,711                      2,029
       Jones Apparel Group, Inc.    62,449                                 1,909
       KB Home    45,176                                                   3,700
     @ Leggett & Platt, Inc.    89,595                                     2,266
     @ Lennar Corp., Class A    76,875                                     5,171
       Liz Claiborne, Inc.    53,000                                       2,205
    @o Marvel Enterprises, Inc.    54,563                                  1,058
       Mattel, Inc.    201,970                                             3,767
       MDC Holdings, Inc.    18,379                                        1,570
     o Meritage Corp.    12,680                                            1,179
    @o Mohawk Industries, Inc.    30,639                                   2,691
       Newell Rubbermaid, Inc.    136,926                                  3,405
       Nike, Inc., Class B    130,784                                     10,960
     o NVR, Inc.    3,098                                                  2,906
       Polaris Industries, Inc.    17,514                                    969
       Polo Ralph Lauren Corp.    50,395                                   2,481
     @ Pulte Homes, Inc.    61,356                                         5,744
     o Quiksilver, Inc.    58,434                                            981
     @ Reebok International Ltd.    29,118                                 1,232
       The Ryland Group, Inc.    23,350                                    1,887
       Snap-On, Inc.    28,550                                             1,047
       Standard-Pacific Corp.    16,525                                    1,576
       The Stanley Works    40,891                                         2,001
    @o Tempur-Pedic International, Inc.    42,922                            739
     o Timberland Co., Class A    34,318                                   1,146
    @o Toll Brothers, Inc.    73,400                                       4,068
       VF Corp.    54,600                                                  3,224
       Whirlpool Corp.    32,643                                           2,611
                                                                     -----------
                                                                         115,542

       DIVERSIFIED FINANCIALS  6.9%
       -------------------------------------------------------------------------
       A.G. Edwards, Inc.    39,343                                        1,743
       Advance America Cash Advance Centers, Inc.    42,043                  661
    @o Affiliated Managers Group, Inc.    14,845                           1,058
       Alliance Capital Management Holding L.P.    39,989                  1,821
       American Express Co.    627,988                                    34,539
     o AmeriCredit Corp.    78,300                                         2,092
     o Ameritrade Holding Corp.    209,564                                 4,093
       The Bank of New York Co., Inc.    385,410                          11,863
       The Bear Stearns Cos., Inc.    50,713                               5,178
       Capital One Financial Corp.    118,862                              9,806
    @o CapitalSource, Inc.    47,184                                         924
     / The Charles Schwab Corp.    666,890                                 9,136
       Chicago Mercantile Exchange    16,541                               4,980
       CIT Group, Inc.    104,268                                          4,602
   (4) Citigroup, Inc.    2,559,300                                      111,330
     o E*TRADE Financial Corp.    182,900                                  2,837
       Eaton Vance Corp.    64,203                                         1,578
       Federated Investors, Inc., Class B    53,850                        1,720
    @o The First Marblehead Corp.    25,176                                  875
     @ Franklin Resources, Inc.    123,986                                10,021
     @ Goldman Sachs Group, Inc.    233,670                               25,115
     o Instinet Group, Inc.    130,062                                       636
     @ Investors Financial Services Corp.    29,690                        1,022
       Janus Capital Group, Inc.    117,800                                1,769
       Jefferies Group, Inc.    28,358                                     1,172
       JPMorgan Chase & Co.    1,762,731                                  61,942
       Legg Mason, Inc.    49,847                                          5,092
       Lehman Brothers Holdings, Inc.    134,775                          14,169
       Leucadia National Corp.    53,256                                   2,106
       MBNA Corp.    624,713                                              15,718
       Mellon Financial Corp.    210,025                                   6,397
       Merrill Lynch & Co., Inc.    463,515                               27,245
       Moody's Corp.    146,426                                            6,927
       Morgan Stanley    535,123                                          28,388
     @ Northern Trust Corp.    108,776                                     5,526

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Nuveen Investments, Inc., Class A    46,000                         1,748
       Principal Financial Group, Inc.    155,244                          6,823
     o Providian Financial Corp.    140,700                                2,659
       Raymond James Financial, Inc.    36,937                             1,103
       SEI Investments Co.    50,722                                       1,961
       SLM Corp.    211,219                                               10,876
     @ State Street Corp.    166,786                                       8,296
       Student Loan Corp.    10,015                                        2,171
       T. Rowe Price Group, Inc.    63,725                                 4,228
     o WFS Financial, Inc.    8,485                                          509
                                                                     -----------
                                                                         464,455

       ENERGY  8.5%
       -------------------------------------------------------------------------
     @ Amerada Hess Corp.    44,841                                        5,285
       Anadarko Petroleum Corp.    124,098                                10,964
       Apache Corp.    160,450                                            10,975
     @ Baker Hughes, Inc.    165,530                                       9,359
     @ BJ Services Co.    78,573                                           4,792
     @ Burlington Resources, Inc.    195,480                              12,532
    @o CAL Dive International, Inc.    19,169                              1,135
     @ Chesapeake Energy Corp.    131,697                                  3,439
       ChevronTexaco Corp.    1,054,104                                   61,149
       ConocoPhillips    678,682                                          42,479
    @o Cooper Cameron Corp.    27,200                                      1,931
     o Denbury Resources, Inc.    21,471                                   1,005
       Devon Energy Corp.    241,382                                      13,539
       Diamond Offshore Drilling, Inc.    64,759                           3,695
     @ El Paso Corp.    300,981                                            3,612
       ENSCO International, Inc.    75,628                                 3,054
     @ Enterprise Products Partners L.P.    163,153                        4,361
       EOG Resources, Inc.    116,731                                      7,132
   (1) Exxon Mobil Corp.    3,186,577                                    187,211
     o FMC Technologies, Inc.    26,892                                      975
     o Forest Oil Corp.    29,010                                          1,298
     o General Maritime Corp.    16,645                                      649
     @ GlobalSantaFe Corp.    114,521                                      5,152
     o Grant Prideco, Inc.    61,456                                       1,973
     @ Halliburton Co.    246,310                                         13,806
       Helmerich & Payne, Inc.    25,246                                   1,442
       Kerr-McGee Corp.    50,176                                          4,025
     o Kinder Morgan Management LLC    22,210                              1,054
     @ Kinder Morgan, Inc.    58,563                                       5,204
     @ Marathon Oil Corp.    179,216                                      10,459
     @ Murphy Oil Corp.    90,544                                          4,802
     o Nabors Industries Ltd.    72,494                                    4,745
     o National-Oilwell Varco, Inc.    37,773                              1,977
     o Newfield Exploration Co.    61,466                                  2,612
     @ Noble Corp.    63,650                                               4,276
       Noble Energy, Inc.    41,764                                        3,446
       Occidental Petroleum Corp.    193,848                              15,950
     @ Overseas Shipholding Group    18,300                                1,136
       Patterson-UTI Energy, Inc.    81,892                                2,689
     @ Pioneer Natural Resources Co.    71,411                             3,094
     @ Plains All American Pipeline L.P.    24,732                         1,164
     o Plains Exploration & Production Co.    33,858                       1,305
     @ Pogo Producing Co.    31,700                                        1,744
       Premcor, Inc.    43,468                                             3,331
     o Pride International, Inc.    68,094                                 1,772
     o Quicksilver Resources, Inc.    31,445                               1,332
     o Rowan Cos., Inc.    53,483                                          1,827
     @ Schlumberger Ltd.    274,103                                       22,953
     @ Smith International, Inc.    51,576                                 3,504
     o Southwestern Energy Co.    35,622                                   1,963
       Sunoco, Inc.    37,724                                              4,743
       TEPPCO Partners L.P.    29,431                                      1,233
     o Tesoro Petroleum Corp.    32,517                                    1,568
       Tidewater, Inc.    28,568                                           1,153
     o Transocean, Inc.    153,200                                         8,645
     o Ultra Petroleum Corp.    73,768                                     2,797
     o Unit Corp.    22,900                                                1,088
       Unocal Corp.    128,277                                             8,319
     @ Valero Energy Corp.    126,840                                     10,500
    @o Weatherford International Ltd.    65,047                            4,116
       Western Gas Resources, Inc.    29,636                               1,187
       Williams Cos., Inc.    275,159                                      5,844
       XTO Energy, Inc.    163,858                                         5,750
                                                                     -----------
                                                                         576,251

       FOOD & STAPLES RETAILING  2.8%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    55,600                                            1,882
     @ Albertson's, Inc.    183,242                                        3,905
     o BJ's Wholesale Club, Inc.    31,400                                 1,002
       Costco Wholesale Corp.    228,638                                  10,511
       CVS Corp.    390,710                                               12,124
    @o Kroger Co.    368,984                                               7,324
    @o Rite Aid Corp.    256,600                                           1,152
     @ Safeway, Inc.    220,791                                            5,365
       Supervalu, Inc.    68,088                                           2,410
     @ Sysco Corp.    314,402                                             11,337
  =(5) Wal-Mart Stores, Inc.    2,071,792                                102,243
       Walgreen Co.    498,668                                            23,866
     @ Whole Foods Market, Inc.    30,958                                  4,226
                                                                     -----------
                                                                         187,347

       FOOD BEVERAGE & TOBACCO  4.8%
       -------------------------------------------------------------------------
     @ Altria Group, Inc.    1,015,386                                    67,990
       Anheuser-Busch Cos., Inc.    388,511                               17,231
     @ Archer-Daniels-Midland Co.    321,885                               7,384
       Brown-Forman Corp., Class B    59,219                               3,461
       Bunge Ltd.    53,692                                                3,296

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Campbell Soup Co.    203,258                                        6,271
       The Coca-Cola Co.    1,210,103                                     52,954
       Coca-Cola Enterprises, Inc.    229,393                              5,391
       ConAgra Foods, Inc.    255,710                                      5,807
     o Constellation Brands, Inc., Class A    105,532                      2,892
       Corn Products International, Inc.    36,925                           889
     o Dean Foods Co.    68,233                                            2,436
     o Del Monte Foods Co.    104,095                                      1,170
       Fresh Del Monte Produce, Inc.    28,723                               756
       General Mills, Inc.    188,866                                      8,952
     @ H.J. Heinz Co.    174,417                                           6,415
     @ Hershey Foods Corp.    127,774                                      8,161
       Hormel Foods Corp.    68,200                                        2,019
     @ The J.M. Smuckers Co.    26,556                                     1,263
       Kellogg Co.    202,900                                              9,193
     @ Kraft Foods, Inc., Class A    781,586                              23,878
     @ McCormick & Co., Inc.    67,692                                     2,354
       Molson Coors Brewing Co., Class B    37,736                         2,366
     @ The Pepsi Bottling Group, Inc.    125,232                           3,652
       PepsiAmericas, Inc.    68,200                                       1,758
       PepsiCo, Inc.    833,008                                           45,424
     @ Pilgrim's Pride Corp., Class B    32,100                            1,215
     @ Reynolds American, Inc.    73,442                                   6,119
       Sara Lee Corp.    388,872                                           7,750
     o Smithfield Foods, Inc.    45,635                                    1,192
     o TreeHouse Foods, Inc.    13,646                                       417
     @ Tyson Foods, Inc., Class A    176,559                               3,291
     @ UST, Inc.    82,737                                                 3,808
       Wm. Wrigley Jr. Co.    110,572                                      7,866
                                                                     -----------
                                                                         325,021

       HEALTH CARE EQUIPMENT & SERVICES  5.0%
       -------------------------------------------------------------------------
       Aetna, Inc.    152,500                                             11,804
     o AMERIGROUP Corp.    24,919                                            863
     @ AmerisourceBergen Corp.    56,305                                   4,042
       Bausch & Lomb, Inc.    26,466                                       2,240
       Baxter International, Inc.    305,365                              11,992
       Beckman Coulter, Inc.    30,194                                     1,641
       Becton Dickinson & Co.    124,265                                   6,881
     @ Biomet, Inc.    122,404                                             4,667
     o Boston Scientific Corp.    410,628                                 11,888
       C.R. Bard, Inc.    51,800                                           3,460
     @ Cardinal Health, Inc.    212,926                                   12,686
     o Caremark Rx, Inc.    225,433                                       10,050
       CIGNA Corp.    68,068                                               7,266
     o Community Health Systems, Inc.    43,641                            1,685
       The Cooper Cos., Inc.    19,647                                     1,350
    @o Covance, Inc.    31,100                                             1,541
     o Coventry Health Care, Inc.    53,067                                3,753
     o Cytyc Corp.    44,020                                               1,099
       Dade Behring Holdings, Inc.    21,729                               1,647
     o DaVita, Inc.    48,950                                              2,312
       Dentsply International, Inc.    39,650                              2,211
    @o Edwards Lifesciences Corp.    29,896                                1,371
    @o Express Scripts, Inc.    77,706                                     4,064
     o Fisher Scientific International, Inc.    56,560                     3,792
     o Gen-Probe, Inc.    24,839                                           1,095
       Guidant Corp.    154,629                                           10,639
       HCA, Inc.    198,523                                                9,777
     @ Health Management Associates, Inc., Class A   118,688               2,825
     o Health Net, Inc.    55,700                                          2,161
     o Henry Schein, Inc.    43,400                                        1,874
     @ Hillenbrand Industries, Inc.    30,987                              1,593
     o Hospira, Inc.    78,140                                             2,989
     o Humana, Inc.    79,815                                              3,181
     o Idexx Laboratories, Inc.    17,154                                  1,089
       IMS Health, Inc.    113,408                                         3,088
     o Inamed Corp.    17,819                                              1,290
     o Kinetic Concepts, Inc.    33,392                                    2,003
     o Laboratory Corp. of America Holdings    69,930                      3,543
    @o Lincare Holdings, Inc.    49,750                                    2,007
       Manor Care, Inc.    42,992                                          1,632
       McKesson Corp.    144,147                                           6,487
     o Medco Health Solutions, Inc.    134,059                             6,494
       Medtronic, Inc.    595,108                                         32,100
     o Millipore Corp.    24,500                                           1,501
       Omnicare, Inc.    51,233                                            2,362
     o Pacificare Health Systems, Inc.    41,677                           3,176
    @o Patterson Cos., Inc.    65,000                                      2,899
       PerkinElmer, Inc.    63,500                                         1,332
     o Pharmaceutical Product Development, Inc.    28,273                  1,618
       Quest Diagnostics    100,838                                        5,177
     o Renal Care Group, Inc.    33,150                                    1,556
     o Resmed, Inc.    13,354                                                895
     o Respironics, Inc.    35,228                                         1,335
       Service Corp. International    162,900                              1,412
     o St. Jude Medical, Inc.    177,343                                   8,408
       Stryker Corp.    196,899                                           10,650
    @o Tenet Healthcare Corp.    231,809                                   2,814
     o Thermo Electron Corp.    81,766                                     2,442
     o Triad Hospitals, Inc.    38,457                                     1,910
     @ UnitedHealth Group, Inc.    658,368                                34,433
       Universal Health Services, Class B    29,137                        1,516
     o Varian Medical Systems, Inc.    67,800                              2,662
     o Waters Corp.    59,900                                              2,712
     o WebMD Corp.    156,278                                              1,658
     o WellChoice, Inc.    38,234                                          2,523
     o WellPoint, Inc.    293,926                                         20,792

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Zimmer Holdings, Inc.    118,797                                    9,784
                                                                     -----------
                                                                         335,739

       HOTELS RESTAURANTS & LEISURE  1.8%
       -------------------------------------------------------------------------
       Applebee's International, Inc.    40,775                            1,081
     @ Boyd Gaming Corp.    35,200                                         1,846
     o Brinker International, Inc.    39,400                               1,611
     @ Carnival Corp.    311,511                                          16,323
       CBRL Group, Inc.    18,600                                            729
    @o The Cheesecake Factory    31,174                                    1,115
       Choice Hotels International, Inc.    16,717                         1,109
     @ Darden Restaurants, Inc.    80,615                                  2,797
       GTECH Holdings Corp.    59,097                                      1,771
       Harrah's Entertainment, Inc.    54,451                              4,287
       Hilton Hotels Corp.    190,465                                      4,714
     @ International Game Technology    171,726                            4,698
       International Speedway Corp., Class A    26,169                     1,521
    @o Las Vegas Sands Corp.    169,663                                    6,824
       Marriott International, Inc., Class A    113,521                    7,773
       McDonald's Corp.    618,867                                        19,290
     o MGM Mirage    135,036                                               6,137
       Outback Steakhouse, Inc.    31,097                                  1,449
     o Penn National Gaming, Inc.    20,276                                  725
       Royal Caribbean Cruises Ltd.    92,176                              4,189
     o Scientific Games Corp., Class A    34,243                             938
     o Sonic Corp.    27,000                                                 818
     o Starbucks Corp.    195,634                                         10,281
     @ Starwood Hotels & Resorts Worldwide,
       Inc.    103,043                                                     6,525
       Station Casinos, Inc.    32,013                                     2,351
       Wendy's International, Inc.    53,573                               2,770
    @o Wynn Resorts Ltd.    36,342                                         2,046
       Yum! Brands, Inc.    145,289                                        7,606
                                                                     -----------
                                                                         123,324

       HOUSEHOLD & PERSONAL PRODUCTS  2.2%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    42,850                               1,933
       Avon Products, Inc.    234,494                                      7,670
       Church & Dwight Co., Inc.    30,951                                 1,162
     @ Clorox Co.    105,651                                               5,901
     @ Colgate-Palmolive Co.    262,735                                   13,909
    @o Energizer Holdings, Inc.    31,000                                  1,981
       The Estee Lauder Cos., Inc., Class A    58,516                      2,290
       The Gillette Co.    491,368                                        26,372
       Kimberly-Clark Corp.    241,536                                    15,400
    @= Procter & Gamble Co.    1,247,377                                  69,392
     o Spectrum Brands, Inc.    17,498                                       543
                                                                     -----------
                                                                         146,553

       INSURANCE  5.2%
       -------------------------------------------------------------------------
       AFLAC, Inc.    251,463                                             11,341
     o Allmerica Financial Corp.    26,400                                 1,030
       The Allstate Corp.    343,224                                      21,026
       AMBAC Financial Group, Inc.    52,910                               3,801
       American Financial Group, Inc.    36,870                            1,248
  (10) American International Group, Inc.    1,283,139                    77,245
       American National Insurance Co.    13,100                           1,509
     @ AmerUs Group Co.    19,584                                          1,010
       AON Corp.    158,163                                                4,024
       Arthur J. Gallagher & Co.    45,500                                 1,269
     @ Assurant, Inc.    69,992                                            2,586
     o Berkshire Hathaway, Inc., Class A    766                           63,961
       Brown & Brown, Inc.    34,504                                       1,495
     @ Chubb Corp.    94,746                                               8,415
       Cincinnati Financial Corp.    86,984                                3,585
     o CNA Financial Corp.    126,900                                      3,808
       Commerce Group, Inc.    16,481                                      1,028
     o Conseco, Inc.    75,473                                             1,646
       Erie Indemnity Co., Class A    31,768                               1,726
       Fidelity National Financial, Inc.    77,165                         3,040
       First American Corp.    44,360                                      1,950
     @ Genworth Financial, Inc.    180,839                                 5,671
       Hartford Financial Services Group, Inc.    144,495                 11,642
     @ HCC Insurance Holdings, Inc.    48,598                              1,347
       Jefferson-Pilot Corp.    68,339                                     3,429
       Lincoln National Corp.    88,127                                    4,257
       Loews Corp.    91,886                                               7,684
     o Markel Corp.    4,931                                               1,657
       Marsh & McLennan Cos., Inc.    258,210                              7,480
     @ MBIA, Inc.    69,934                                                4,248
       Mercury General Corp.    27,100                                     1,564
       Metlife, Inc.    371,544                                           18,258
       Nationwide Financial Services, Inc., Class
       A    28,274                                                         1,119
       Old Republic International Corp.    90,662                          2,381
       The Progressive Corp.    99,255                                     9,895
       Protective Life Corp.    34,757                                     1,514
       Prudential Financial, Inc.    257,097                              17,200
     @ Reinsurance Group of America, Inc.    31,210                        1,316
       Safeco Corp.    69,678                                              3,828
     @ The St. Paul Travelers Cos., Inc.    332,197                       14,623
       Stancorp Financial Group, Inc.    14,221                            1,228
       Torchmark Corp.    54,400                                           2,843
       Transatlantic Holdings, Inc.    32,929                              1,949
       Unitrin, Inc.    34,268                                             1,825
     @ UnumProvident Corp.    148,429                                      2,842
       W.R. Berkley Corp.    63,150                                        2,364

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Wesco Financial Corp.    3,565                                      1,251
       White Mountains Insurance Group Ltd.    1,306                         834
                                                                     -----------
                                                                         350,992

       MATERIALS  3.1%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    111,819                           6,682
       Airgas, Inc.    27,451                                                810
     o AK Steel Holding Corp.    54,464                                      502
     @ Alcoa, Inc.    425,483                                             11,935
       Allegheny Technologies, Inc.    46,762                              1,359
       Arch Coal, Inc.    24,500                                           1,395
     @ Ashland, Inc.    32,240                                             1,981
       Ball Corp.    56,100                                                2,129
       Bemis Co.    52,649                                                 1,422
       Bowater, Inc.    27,500                                               930
       Cabot Corp.    26,916                                                 931
       Commercial Metals Co.    19,561                                       562
       Consol Energy, Inc.    44,999                                       3,031
     o Crown Holdings, Inc.    82,776                                      1,307
       Cytec Industries, Inc.    14,200                                      644
       The Dow Chemical Co.    465,834                                    22,337
       E.I. du Pont de Nemours & Co.    494,850                           21,120
       Eastman Chemical Co.    38,984                                      2,159
       Ecolab, Inc.    127,317                                             4,275
       Engelhard Corp.    62,284                                           1,787
       Florida Rock Industries, Inc.    32,376                             1,777
     @ Freeport-McMoran Copper & Gold, Inc.,
       Class B    87,017                                                   3,505
     @ Georgia-Pacific Corp.    127,684                                    4,360
     o Glamis Gold Ltd.    65,447                                          1,143
       International Flavors & Fragrances, Inc.    46,900                  1,779
     @ International Paper Co.    241,207                                  7,622
       Kronos Worldwide, Inc.    2,623                                        84
       Lafarge North America, Inc.    35,113                               2,450
       Louisiana-Pacific Corp.    54,722                                   1,468
       Lubrizol Corp.    32,735                                            1,440
       Lyondell Chemical Co.    119,457                                    3,338
       Martin Marietta Materials, Inc.    24,149                           1,755
       Massey Energy Co.    37,301                                         1,613
       MeadWestvaco Corp.    99,259                                        2,900
     o Meridian Gold, Inc.    49,665                                         886
       Monsanto Co.    132,417                                             8,921
    @o The Mosaic Co.    180,195                                           3,135
     o Nalco Holding Co.    49,243                                         1,056
       Newmont Mining Corp.    192,744                                     7,238
     @ Nucor Corp.    78,388                                               4,347
     o Owens-Illinois, Inc.    74,716                                      1,917
       Packaging Corp. of America    53,000                                1,126
     o Pactiv Corp.    75,260                                              1,657
       Peabody Energy Corp.    63,210                                      4,155
   @>o Peregrine Systems, Inc.    102,600                                     --
       Phelps Dodge Corp.    47,071                                        5,011
       PPG Industries, Inc.    85,013                                      5,528
     @ Praxair, Inc.    161,237                                            7,964
       Rohm & Haas Co.    110,401                                          5,085
       RPM International, Inc.    58,079                                   1,089
     o The Scotts Miracle-Gro Co., Class A    15,918                       1,248
     o Sealed Air Corp.    42,051                                          2,231
       Sigma-Aldrich Corp.    34,604                                       2,220
    @o Smurfit-Stone Container Corp.    116,030                            1,408
     @ Sonoco Products Co.    48,170                                       1,339
       Southern Peru Copper Corp.    39,369                                2,016
       Steel Dynamics, Inc.    16,445                                        529
       Temple-Inland, Inc.    55,808                                       2,221
     @ United States Steel Corp.    56,933                                 2,428
       Valhi, Inc.    10,799                                                 192
       Valspar Corp.    25,695                                             1,261
       Vulcan Materials Co.    51,130                                      3,591
       Westlake Chemical Corp.    26,683                                     844
     @ Weyerhaeuser Co.    110,426                                         7,617
                                                                     -----------
                                                                         210,792

       MEDIA  4.2%
       -------------------------------------------------------------------------
    @o Adelphia Communications, Class A    75,707                             10
       Belo Corp., Class A    57,400                                       1,371
     o Cablevision Systems Corp., NY Group,
       Class A    141,330                                                  4,377
     o Citadel Broadcasting Corp.    57,739                                  709
       Clear Channel Communications, Inc.    290,365                       9,478
     o Comcast Corp., Class A    1,114,339                                34,244
       Dex Media, Inc.    75,262                                           1,893
     o The DIRECTV Group, Inc.    686,571                                 10,573
     o Discovery Holding Co., Class A    144,617                           2,064
     @ Dow Jones & Co., Inc.    37,950                                     1,424
     o DreamWorks Animation SKG, Inc.    46,048                            1,084
       The E.W. Scripps Co., Class A    80,673                             4,076
     o EchoStar Communications Corp., Class A    106,200                   3,050
       Gannett Co., Inc.    122,254                                        8,920
     o Gemstar -- TV Guide International, Inc.    212,056                    653
    @o Getty Images, Inc.    29,697                                        2,398
       Harte-Hanks, Inc.    43,651                                         1,187
     o Interactive Data Corp.    47,662                                    1,021
    @o Interpublic Group of Cos., Inc.    202,150                          2,527
       John Wiley & Sons, Class A    31,068                                1,331
     @ Knight-Ridder, Inc.    35,673                                       2,232
     o Lamar Advertising Co., Class A    52,470                            2,309
       Lee Enterprises, Inc.    22,505                                       963
     o Liberty Global, Inc., Class A    65,003                             3,084

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Liberty Media Corp., Class A    1,446,176                          12,712
       McClatchy Co., Class A    23,242                                    1,547
       The McGraw-Hill Cos., Inc.    189,886                               8,737
       Meredith Corp.    25,121                                            1,243
       New York Times Co., Class A    63,325                               1,996
       News Corp, Inc., Class A    1,642,786                              26,909
     o NTL, Inc.    43,814                                                 2,919
       Omnicom Group, Inc.    92,869                                       7,882
    @o Pixar, Inc.    56,000                                               2,409
     o R.H. Donnelley Corp.    15,671                                      1,026
     @ Regal Entertainment Group, Class A    65,291                        1,261
    @o Sirius Satellite Radio, Inc.    586,485                             4,000
     o Time Warner, Inc.    2,178,103                                     37,071
     @ Tribune Co.    156,100                                              5,698
    @o Univision Communications, Inc., Class A    160,055                  4,526
       Viacom, Inc., Class B    861,311                                   28,845
       The Walt Disney Co.    1,008,189                                   25,850
       Washington Post, Class B    4,587                                   4,077
    @o Westwood One, Inc.    43,794                                          892
    @o XM Satellite Radio Holdings, Inc.,
       Class A    100,579                                                  3,584
                                                                     -----------
                                                                         284,162

       PHARMACEUTICALS & BIOTECHNOLOGY  8.0%
       -------------------------------------------------------------------------
       Abbott Laboratories    764,107                                     35,630
     o Affymetrix, Inc.    23,490                                          1,097
     @ Allergan, Inc.    65,161                                            5,823
    @o American Pharmaceutical Partners, Inc.    29,600                    1,344
     o Amgen, Inc.    626,477                                             49,962
    @o Amylin Pharmaceuticals, Inc.    40,247                                751
       Applied Biosystems Group -- Applera
       Corp.    100,500                                                    2,092
     o Barr Pharmaceuticals, Inc.    52,425                                2,486
     o Biogen Idec, Inc.    166,555                                        6,544
       Bristol-Myers Squibb Co.    960,579                                23,995
    @o Celgene Corp.    80,700                                             3,861
    @o Cephalon, Inc.    28,100                                            1,177
     o Charles River Laboratories International,
       Inc.    32,315                                                      1,574
     o Chiron Corp.    92,402                                              3,348
       Eli Lilly & Co.    552,893                                         31,139
     o Endo Pharmaceutical Holdings, Inc.    65,500                        1,864
     o Forest Laboratories, Inc.    182,221                                7,274
    @o Genentech, Inc.    515,713                                         46,069
     o Genzyme Corp.    111,923                                            8,328
     o Gilead Sciences, Inc.    213,612                                    9,572
     o ImClone Systems, Inc.    33,580                                     1,165
    @o Invitrogen Corp.    26,100                                          2,239
     o IVAX Corp.    113,556                                               2,893
   (7) Johnson & Johnson    1,468,805                                     93,945
     o King Pharmaceuticals, Inc.    119,766                               1,335
     @ Medicis Pharmaceutical Corp., Class A    26,000                       882
     o Medimmune, Inc.    118,789                                          3,375
       Merck & Co., Inc.    1,097,950                                     34,102
    @o Millennium Pharmaceuticals, Inc.    151,496                         1,565
     @ Mylan Laboratories, Inc.    132,412                                 2,299
    @o OSI Pharmaceuticals, Inc.    22,531                                   930
   (6) Pfizer, Inc.    3,736,819                                          99,026
       Schering-Plough Corp.    729,315                                   15,184
    @o Sepracor, Inc.    43,869                                            2,297
     @ Valeant Pharmaceuticals International    41,600                       821
     o Watson Pharmaceuticals, Inc.    54,400                              1,817
       Wyeth    658,266                                                   30,116
                                                                     -----------
                                                                         537,921

       REAL ESTATE  1.8%
       -------------------------------------------------------------------------
       AMB Property Corp.    41,200                                        1,895
     @ Annaly Mortgage Management, Inc.    58,300                            930
     @ Apartment Investment & Management
       Co., Class A    45,096                                              1,984
       Archstone-Smith Trust    97,600                                     4,148
       Arden Realty, Inc.    32,500                                        1,298
       AvalonBay Communities, Inc.    34,600                               3,030
       Boston Properties, Inc.    53,600                                   4,082
       BRE Properties, Class A    24,900                                   1,118
       Camden Property Trust    19,200                                     1,061
       Catellus Development Corp.    51,098                                1,843
     o CB Richard Ellis Group, Inc., Class A    35,393                     1,629
       CBL & Associates Properties, Inc.    30,898                         1,418
       Centerpoint Properties Trust    24,170                              1,060
       Developers Diversified Realty Corp.    48,900                       2,380
       Duke Realty Corp.    70,500                                         2,394
       Equity Office Properties Trust    196,666                           6,972
       Equity Residential    136,104                                       5,499
       Federal Realty Investment Trust    25,930                           1,693
       Forest City Enterprises, Inc., Class A    49,288                    1,774
     @ Friedman Billings Ramsey Group, Inc.,
       Class A    70,600                                                     993
       General Growth Properties, Inc.    106,017                          4,875
       Health Care Property Investors, Inc.    62,853                      1,751
       Hospitality Properties Trust    33,200                              1,474
       Host Marriott Corp.    171,500                                      3,198
       HRPT Properties Trust    88,774                                     1,144

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       iStar Financial, Inc.    55,300                                     2,366
       Kimco Realty Corp.    52,500                                        3,447
       Liberty Property Trust    40,104                                    1,800
       The Macerich Co.    28,900                                          2,029
       Mack-Cali Realty Corp.    30,313                                    1,452
     @ The Mills Corp.    26,859                                           1,747
     @ New Century Financial Corp.    23,820                               1,248
       New Plan Excel Realty Trust    51,204                               1,402
       Pan Pacific Retail Properties, Inc.    19,600                       1,362
       Plum Creek Timber Co., Inc.    88,400                               3,346
     @ ProLogis    88,744                                                  4,043
       Public Storage, Inc.    62,839                                      4,194
       Rayonier, Inc.    24,859                                            1,418
       Realty Income Corp.    37,800                                         945
       Reckson Associates Realty Corp.    31,325                           1,100
       Regency Centers Corp.    30,000                                     1,851
       Shurgard Storage Centers, Inc., Class A    23,015                   1,079
       Simon Property Group, Inc.    106,592                               8,500
       SL Green Realty Corp.    19,406                                     1,353
       The St. Joe Co.    36,200                                           2,946
     @ Thornburg Mortgage, Inc.    41,400                                  1,229
     @ Trizec Properties, Inc.    75,500                                   1,659
       United Dominion Realty Trust, Inc.    63,800                        1,624
       Ventas, Inc.    42,138                                              1,361
       Vornado Realty Trust    60,943                                      5,402
       Weingarten Realty Investment    42,869                              1,684
                                                                     -----------
                                                                         120,230

       RETAILING  4.5%
       -------------------------------------------------------------------------
       Abercrombie & Fitch Co., Class A    43,119                          3,107
     o Advance Auto Parts, Inc.    37,065                                  2,556
    @o Amazon.com, Inc.    193,541                                         8,742
       American Eagle Outfitters, Inc.    72,914                           2,403
    @o Autonation, Inc.    133,400                                         2,880
     o AutoZone, Inc.    40,633                                            3,959
     o Barnes & Noble, Inc.    35,099                                      1,440
    @o Bed, Bath & Beyond, Inc.    147,720                                 6,780
       Best Buy Co., Inc.    161,071                                      12,338
       Borders Group, Inc.    38,848                                         964
     o Carmax, Inc.    43,100                                              1,259
    @o Chico's FAS, Inc.    88,800                                         3,562
       Circuit City Stores, Inc.    94,237                                 1,720
       Claire's Stores, Inc.    46,519                                     1,182
       Dillards, Inc., Class A    36,100                                     825
       Dollar General Corp.    159,205                                     3,235
    @o Dollar Tree Stores, Inc.    46,600                                  1,165
    @o eBay, Inc.    652,433                                              27,259
       Family Dollar Stores, Inc.    72,400                                1,868
     @ Federated Department Stores, Inc.    84,081                         6,379
       Foot Locker, Inc.    64,020                                         1,601
       The Gap, Inc.    446,405                                            9,424
       Genuine Parts Co.    85,430                                         3,912
       Home Depot, Inc.    1,082,586                                      47,103
    @o IAC/InterActiveCorp    347,920                                      9,289
       J.C. Penney Co., Inc. Holding Co.    142,915                        8,023
     o Kohl's Corp.    159,865                                             9,008
       Limited Brands, Inc.    185,023                                     4,511
       Lowe's Cos., Inc.    386,892                                       25,620
       The May Department Stores Co.    141,840                            5,823
       Michaels Stores, Inc.    67,500                                     2,768
       The Neiman Marcus Group, Inc., Class A    23,659                    2,330
       Nordstrom, Inc.    141,000                                          5,218
     o O'Reilly Automotive, Inc.    55,192                                 1,780
     o Office Depot, Inc.    141,778                                       4,024
       OfficeMax, Inc.    23,487                                             698
     o Pacific Sunwear of California    38,389                               936
     o Petco Animal Supplies, Inc.    28,786                                 802
       PETsMART, Inc.    71,489                                            2,127
       RadioShack Corp.    68,840                                          1,616
     o Rent-A-Center, Inc.    37,951                                         800
       Ross Stores, Inc.    69,023                                         1,829
       Saks, Inc.    65,279                                                1,385
     o Sears Holdings Corp.    52,717                                      8,131
       The Sherwin-Williams Co.    71,290                                  3,394
       Staples, Inc.    363,821                                            8,284
       Target Corp.    452,024                                            26,556
       Tiffany & Co.    63,173                                             2,150
       TJX Cos., Inc.    237,423                                           5,582
     o Urban Outfitters, Inc.    35,598                                    2,161
    @o Weight Watchers International, Inc.    46,929                       2,667
    @o Williams-Sonoma, Inc.    55,215                                     2,438
                                                                     -----------
                                                                         305,613

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.0%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.    174,000                             3,494
     o Agere Systems, Inc.    83,175                                         931
    @o Altera Corp.    185,600                                             4,059
     @ Analog Devices, Inc.    185,074                                     7,255
     o Applied Materials, Inc.    838,535                                 15,479
     o Broadcom Corp., Class A    160,200                                  6,852
     o Fairchild Semiconductor International,
       Inc.,    Class A    59,000                                            995
     o Freescale Semiconductor, Inc., Class B    195,106                   5,024

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
   (9) Intel Corp.    3,174,693                                           86,161
     o International Rectifier Corp.    32,742                             1,540
       Intersil Corp., Class A    69,400                                   1,344
     o KLA-Tencor Corp.    97,238                                          5,027
    @o Lam Research Corp.    66,500                                        1,892
     @ Linear Technology Corp.    153,245                                  5,955
     o LSI Logic Corp.    192,745                                          1,881
       Maxim Integrated Products, Inc.    157,476                          6,594
     o MEMC Electronic Materials, Inc.    103,200                          1,753
       Microchip Technology, Inc.    102,500                               3,185
     o Micron Technology, Inc.    301,400                                  3,581
       National Semiconductor Corp.    179,658                             4,439
    @o Novellus Systems, Inc.    71,495                                    2,063
     o Nvidia Corp.    82,400                                              2,230
    @o Rambus, Inc.    43,495                                                572
    @o Teradyne, Inc.    76,211                                            1,184
       Texas Instruments, Inc.    853,663                                 27,112
     @ Xilinx, Inc.    162,205                                             4,598
                                                                     -----------
                                                                         205,200

       SOFTWARE & SERVICES  5.7%
       -------------------------------------------------------------------------
     o Activision, Inc.    90,802                                          1,847
       Acxiom Corp.    43,076                                                868
     @ Adobe Systems, Inc.    236,592                                      7,013
    @o Affiliated Computer Services, Inc., Class A
       64,600                                                              3,228
    @o Alliance Data Systems Corp.    40,490                               1,724
       Autodesk, Inc.    112,972                                           3,863
       Automatic Data Processing, Inc.    290,485                         12,900
     o BEA Systems, Inc.    205,406                                        1,861
     o BMC Software, Inc.    111,712                                       2,133
    @o Cadence Design Systems, Inc.    136,887                             2,203
     o Ceridian Corp.    73,700                                            1,543
       Certegy, Inc.    31,742                                             1,099
     o Checkfree Corp.    44,880                                           1,520
     o Citrix Systems, Inc.    84,000                                      2,002
     o Cognizant Technology Solutions Corp.,
       Class A    62,683                                                   3,077
     @ Computer Associates International, Inc.    290,049                  7,962
     o Computer Sciences Corp.    92,731                                   4,245
     o Compuware Corp.    191,600                                          1,615
     o Convergys Corp.    53,909                                             784
     o DST Systems, Inc.    42,077                                         2,136
    @o Electronic Arts, Inc.    145,281                                    8,368
       Electronic Data Systems Corp.    251,895                            5,181
       Fair Isaac Corp.    34,925                                          1,314
       First Data Corp.    421,987                                        17,361
     o Fiserv, Inc.    96,589                                              4,286
       Global Payments, Inc.    18,957                                     1,256
    @o Google, Inc., Class A    135,818                                   39,083
     o Hewitt Associates, Inc., Class A    34,690                            963
     o Hyperion Solutions Corp.    19,100                                    899
    @o Intuit, Inc.    94,722                                              4,547
    @o Iron Mountain, Inc.    60,550                                       2,076
     o Macromedia, Inc.    34,919                                          1,402
     o McAfee, Inc.    78,229                                              2,456
    @o Mercury Interactive Corp.    41,700                                 1,642
  =(3) Microsoft Corp.    5,354,007                                      137,116
    @o NAVTEQ Corp.    35,307                                              1,552
     o Novell, Inc.    186,424                                             1,133
     o Oracle Corp.    2,561,449                                          34,784
     @ Paychex, Inc.    187,287                                            6,538
    @o Red Hat, Inc.    91,683                                             1,397
       The Reynolds & Reynolds Co., Class A    36,900                      1,032
     @ Sabre Holdings Corp., Class A    67,900                             1,304
     o Siebel Systems, Inc.    248,700                                     2,089
     o SunGard Data Systems, Inc.    139,919                               5,022
     o Symantec Corp.    406,374                                           8,928
     o Synopsys, Inc.    77,100                                            1,427
     o TIBCO Software, Inc.    105,102                                       808
       Total System Services, Inc.    97,900                               2,404
     o Unisys Corp.    166,143                                             1,075
     o VeriSign, Inc.    124,532                                           3,276
     o Yahoo! Inc.    669,529                                             22,322
                                                                     -----------
                                                                         386,664

       TECHNOLOGY HARDWARE & EQUIPMENT  6.3%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    57,867                              1,513
     o Agilent Technologies, Inc.    240,474                               6,310
       Amphenol Corp., Class A    43,600                                   1,942
     o Andrew Corp.    79,100                                                869
     o Apple Computer, Inc.    404,123                                    17,236
     o Arrow Electronics, Inc.    57,100                                   1,714
     o Avaya, Inc.    221,300                                              2,286
    @o Avid Technology, Inc.    13,539                                       557
     o Avnet, Inc.    59,700                                               1,563
     @ AVX Corp.    78,400                                                 1,071
     @ CDW Corp.    39,200                                                 2,430
     o Cisco Systems, Inc.    3,326,218                                   63,697
     o Cogent, Inc.    29,400                                                884
     o Comverse Technology, Inc.    97,400                                 2,463
     o Corning, Inc.    691,183                                           13,167
     o Dell, Inc.    1,224,723                                            49,565
       Diebold, Inc.    34,718                                             1,725
     o EMC Corp.    1,198,807                                             16,412
     o Flir Systems, Inc.    19,163                                          630
       Harris Corp.    66,646                                              2,471
       Hewlett-Packard Co.    1,490,572                                   36,698
     o Ingram Micro, Inc., Class A    76,900                               1,433
       International Business Machines Corp.    820,637                   68,490
     o Jabil Circuit, Inc.    100,200                                      3,125

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o JDS Uniphase Corp.    682,545                                       1,031
    @o Juniper Networks, Inc.    262,477                                   6,297
     o Lexmark International, Inc., Class A    62,559                      3,922
    @o Lucent Technologies, Inc.    2,120,638                              6,213
       Molex, Inc.    94,721                                               2,675
       Motorola, Inc.    1,161,188                                        24,594
       National Instruments Corp.    28,265                                  776
     o NCR Corp.    94,344                                                 3,275
     o Network Appliance, Inc.    175,300                                  4,472
     o QLogic Corp.    47,000                                              1,459
       Qualcomm, Inc.    805,483                                          31,808
     o Sandisk Corp.    81,096                                             2,743
    @o Sanmina -- SCI Corp.    258,552                                     1,236
       Scientific-Atlanta, Inc.    76,378                                  2,941
     o Seagate Technology    223,902                                       4,337
     o Solectron Corp.    479,705                                          1,842
     o Storage Technology Corp.    52,935                                  1,944
    @o Sun Microsystems, Inc.    1,647,581                                 6,327
       Symbol Technologies, Inc.    93,970                                 1,094
     o Tech Data Corp.    29,052                                           1,127
       Tektronix, Inc.    46,217                                           1,158
     o Tellabs, Inc.    231,575                                            2,251
     o Trimble Navigation Ltd.    25,619                                     998
     o Vishay Intertechnology, Inc.    82,450                              1,156
     o Western Digital Corp.    102,730                                    1,540
     o Xerox Corp.    472,324                                              6,239
     o Zebra Technologies Corp., Class A    30,425                         1,187
                                                                     -----------
                                                                         422,893

       TELECOMMUNICATION SERVICES  2.8%
       -------------------------------------------------------------------------
     @ Alltel Corp.    152,860                                            10,165
    @o American Tower Corp., Class A    109,379                            2,513
       AT&T Corp.    388,840                                               7,699
     @ BellSouth Corp.    905,969                                         25,005
       CenturyTel, Inc.    67,187                                          2,309
       Citizens Communications Co.    145,947                              1,918
     o Crown Castle International Corp.    112,860                         2,456
       MCI, Inc.    153,469                                                3,916
     o Nextel Communications, Inc., Class A    527,870                    18,370
    @o Nextel Partners, Inc., Class A    92,497                            2,303
     o Qwest Communications International, Inc.
       870,635                                                             3,326
     @ SBC Communications, Inc.    1,625,177                              39,736
     o Spectrasite, Inc.    23,229                                         1,898
     @ Sprint Corp. (FON Group)    698,431                                18,788
       Telephone & Data Systems, Inc.    28,200                            1,124
     o U.S. Cellular Corp.    42,800                                       2,232
     @ Verizon Communications, Inc.    1,371,351                          46,941
    @o Western Wireless Corp., Class A    45,600                           2,037
                                                                     -----------
                                                                         192,736

       TRANSPORTATION  1.6%
       -------------------------------------------------------------------------
       Alexander & Baldwin, Inc.    15,426                                   825
       Burlington Northern Santa Fe Corp.    184,681                      10,019
       C.H. Robinson Worldwide, Inc.    42,524                             2,661
     @ CNF, Inc.    25,508                                                 1,316
       CSX Corp.    106,271                                                4,839
       Expeditors International Washington, Inc.
       48,549                                                              2,673
     @ FedEx Corp.    148,428                                             12,481
     @ J.B. Hunt Transport Services, Inc.    80,882                        1,588
    @o JetBlue Airways Corp.    40,258                                       845
     o Laidlaw International, Inc.    51,982                               1,336
     o Landstar Systems, Inc.    30,330                                    1,011
       Norfolk Southern Corp.    196,106                                   7,297
       Ryder Systems, Inc.    31,544                                       1,230
     @ Southwest Airlines Co.    386,188                                   5,480
     o Swift Transportation Co., Inc.    32,435                              713
     @ Union Pacific Corp.    128,609                                      9,042
       United Parcel Service, Inc., Class B    556,544                    40,611
    @o Yellow Roadway Corp.    24,091                                      1,275
                                                                     -----------
                                                                         105,242

       UTILITIES  3.4%
       -------------------------------------------------------------------------
     o The AES Corp.    320,202                                            5,139
       AGL Resources, Inc.    30,800                                       1,184
     o Allegheny Energy, Inc.    80,053                                    2,281
       Alliant Energy Corp.    56,200                                      1,635
       Ameren Corp.    95,586                                              5,316
     @ American Electric Power Co., Inc.    196,231                        7,594
       Aqua America, Inc.    38,351                                        1,230
       Atmos Energy Corp.    38,318                                        1,117
    @o Calpine Corp.    194,754                                              647
     @ Centerpoint Energy, Inc.    152,106                                 2,090
     @ Cinergy Corp.    90,426                                             3,992
     o CMS Energy Corp.    82,400                                          1,305
     @ Consolidated Edison, Inc.    119,510                                5,756
       Constellation Energy Group, Inc.    87,250                          5,253
       Dominion Resources, Inc.    167,574                                12,377
     @ DPL, Inc.    62,892                                                 1,736
     @ DTE Energy Co.    84,797                                            3,985
     @ Duke Energy Corp.    464,009                                       13,707
       Edison International    161,354                                     6,596
       Energen Corp.    35,838                                             1,258
       Energy East Corp.    72,184                                         2,012

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Entergy Corp.    112,527                                            8,770
       Equitable Resources, Inc.    26,900                                 1,911
       Exelon Corp.    324,780                                            17,382
       FirstEnergy Corp.    163,570                                        8,143
       FPL Group, Inc.    182,340                                          7,862
       Great Plains Energy, Inc.    33,300                                 1,081
       Hawaiian Electric Industries, Inc.    31,548                          850
     @ KeySpan Corp.    78,834                                             3,208
       MDU Resources Group, Inc.    57,800                                 1,774
       National Fuel Gas Co.    40,650                                     1,236
       NiSource, Inc.    131,280                                           3,189
       Northeast Utilities, Inc.    64,214                                 1,386
    @o NRG Energy, Inc.    39,476                                          1,514
       NSTAR    53,114                                                     1,611
     @ OGE Energy Corp.    43,080                                          1,309
     @ Oneok, Inc.    50,700                                               1,772
       Pepco Holdings, Inc.    91,374                                      2,181
       PG&E Corp.    193,060                                               7,265
     @ Pinnacle West Capital Corp.    45,400                               2,079
       PPL Corp.    93,499                                                 5,758
     @ Progress Energy, Inc.    121,485                                    5,419
       Public Service Enterprise Group, Inc.    116,095                    7,465
       Puget Energy, Inc.    48,919                                        1,144
       Questar Corp.    41,360                                             2,903
    @o Reliant Energy, Inc.    146,797                                     1,947
       SCANA Corp.    54,888                                               2,307
    >o Seagate Escrow Security    126,560                                     --
       Sempra Energy    114,674                                            4,874
     @ The Southern Co.    362,264                                        12,676
     o Southern Union Co.    47,924                                        1,219
     @ TECO Energy, Inc.    95,300                                         1,807
       TXU Corp.    147,432                                               12,773
       UGI Corp.    50,848                                                 1,492
       Vectren Corp.    29,543                                               856
       Westar Energy, Inc.    42,825                                       1,042
       Wisconsin Energy Corp.    59,400                                    2,385
       WPS Resources Corp.    16,855                                         974
       Xcel Energy, Inc.    195,015                                        3,785
                                                                     -----------
                                                                         231,559

       SHORT-TERM INVESTMENT  0.1% of net assets

       Provident Institutional TempFund
       6,630,220                                                           6,630

       SECURITY                                    FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ X 1,000)       ($ X 1,000)
       U.S. TREASURY OBLIGATIONS  0.0% of net assets

       U.S. Treasury Bills
           3.03%-3.14%, 09/15/05                           770               767

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $3,632,002, and the unrealized gains and losses were $3,389,214 and $(280,242), respectively.

The fund's portfolio holdings include $894,410 of securities on loan.

       SECURITY                                    FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ X 1,000)       ($ X 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       13.8% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
       1.4%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
           3.38%, 08/17/05                              97,480            97,480

       SHORT-TERM INVESTMENTS 12.4%
       -------------------------------------------------------------------------
       Societe Generale, Time Deposit
           3.31%, 08/01/05                               2,431             2,431

       SECURITY AND NUMBER OF SHARES
       Institutional Money Market Trust
       831,740,503                                                       831,741
                                                                     -----------
                                                                         834,172

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                      NUMBER
                                        OF            CONTRACT        UNREALIZED
                                     CONTRACTS          VALUE            GAIN
       FUTURES CONTRACTS


       S&P 500 Index,
       e-mini Futures,
       Long Expires
       09/16/05                            226          13,976               66

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Investments -- Schwab 1000 Index Fund
               --------------------------------------------

By: /S/ Evelyn Dilsaver
    ---------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date:    September 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Evelyn Dilsaver
    ---------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date:    September 12, 2005

By:  /S/ George Pereira
    ----------------------
       George Pereira
       Principal Financial Officer

Date:    September 12, 2005